Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Cash and cash equivalents

5	Cash and cash equivalents

	2024	2023

Cash and bank deposits	6,078	11,746
Cash equivalents	904,937	541,284
	911,015	553,030

Cash equivalents correspond to investment funds and Bank Certificates of Deposit (CDB) with highly rated financial institutions, available for immediate use and have an insignificant risk of changes in value.

As of December 31, 2024, the average interest on these investments is equivalent to 99.1% of the CDI rate (December 31, 2023: 100.8%). Cash equivalents denominated in U.S. dollars totaled R$21,610 as of December 31, 2024 (December 31, 2023: R$23,173).